EMPLOYEE BENEFIT EXPENSE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFIT EXPENSE
Salaries and bonuses	¥ 5,322,387	¥ 4,939,758	¥ 4,671,230
Housing fund	532,842	488,574	417,721
Staff welfare and other expenses	1,955,447	2,035,931	1,910,184
Employment expense in relation to early retirement schemes (Note 21)	53,339	210,428	447,660
Employment expenses in relation to termination benefits	7,990	98,479	37,590
Total employee benefits expenses	¥ 7,872,005	¥ 7,773,170	¥ 7,484,385